Statements of Net Assets Available for Benefits - EBP 015 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value [Abstract]
Investments, at fair value	$ 16,594,424
Synthetic guaranteed investment contracts, at contract value	1,236,816
Plan interest in Master Trust		$ 16,171,216
Receivables:
Notes receivable from participants	147,102	145,570
Accrued interest & dividends	6,248	0
Due from broker for securities sold	271	0
Total receivables	153,621	145,570
Total assets	17,984,861	16,316,786
LIABILITIES
Accrued administrative expenses	3,202	3,352
Due to broker for securities purchased	226	0
Total liabilities	3,428	3,352
Net assets available for benefits	$ 17,981,433	$ 16,313,434